INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets [text block]

Intangible asset	Estimated useful life
Customer relationships	3 to 10 years
Roaming agreements	12 years

Intangible assets and goodwill
RECOGNITION AND MEASUREMENT, INCLUDING AMORTIZATION
Upon initial recognition, we measure intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. We begin recognizing amortization on intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of a separately-acquired intangible asset comprises:

•	its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; and

•	any directly attributable cost of preparing the asset for its intended use.

Indefinite useful lives
We do not amortize intangible assets with indefinite lives, including spectrum licences, broadcast licences, and certain brand names.

Finite useful lives
We amortize intangible assets with finite useful lives into depreciation and amortization on the Consolidated Statements of Income, except programming rights, which are amortized into operating costs on the Consolidated Statements of Income, on a straight-line basis over their estimated useful lives as noted in the table below. We monitor and review the useful lives, residual values, and amortization methods at least once per year and change them if they are different from our previous estimates. We recognize the effects of changes in estimates in net income prospectively.

Intangible asset	Estimated useful life
Customer relationships	3 to 10 years
Roaming agreements	12 years

Acquired program rights
Program rights are contractual rights we acquire from third parties to broadcast programs, including rights to broadcast live sporting events. We recognize them at cost less accumulated amortization and accumulated impairment losses. We capitalize program rights on the Consolidated Statements of Financial Position when the licence period begins and the program is available for use and amortize them to other external purchases in operating costs on the Consolidated Statements of Income over the expected exhibition period. If we have no intention to air programs, we consider the related program rights impaired and write them off. Otherwise, we test them for impairment as intangible assets with finite useful lives.

The costs for multi-year sports and television broadcast rights agreements are recognized in operating expenses during the applicable seasons based on the pattern in which the rights are aired or are expected to be consumed. To the extent that prepayments are made at the commencement of a multi-year contract towards future years' rights fees, these prepayments are recognized as intangible assets and amortized to operating expenses over the contract term. To the extent that prepayments are made for annual contractual fees within a season, they are included in Other current assets on our Consolidated Statements of Financial Position, as the rights will be consumed within the next twelve months.

Goodwill
We recognize goodwill arising from business combinations when the fair value of the separately identifiable assets we acquired and liabilities we assumed is lower than the consideration we paid (including the recognized amount of the non-controlling interest, if any). If the fair value of the consideration transferred is lower than that of the separately identified assets and liabilities, we immediately recognize the difference as a gain in net income.

IMPAIRMENT TESTING
We test intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. We test indefinite-life intangible assets and goodwill for impairment once per year as at October 1, or more frequently if we identify indicators of impairment.

If we cannot estimate the recoverable amount of an individual intangible asset because it does not generate independent cash inflows, we test the entire CGU to which it belongs for impairment.

Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies of the business combination from which the goodwill arose.

Recognition and measurement of an impairment charge
An intangible asset or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU or asset is the higher of its:

•	fair value less costs to sell; and

•	value in use.

We reverse a previously recognized impairment loss, except in respect of goodwill, if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU’s carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount had we not recognized an impairment loss in previous years.

Disclosure of reconciliation of changes in intangible assets and goodwill

(In millions of dollars)	December 31, 2017				December 31, 2016				December 31, 2015
	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount	Cost prior to impairment losses	Accumulated amortization	Accumulated impairment losses	Net carrying amount

Indefinite-life intangible assets:
Spectrum licences	6,600	—	—	6,600	6,416	—	—	6,416	6,416	—	—	6,416
Broadcast licences	329	—	(99)	230	329	—	(99)	230	324	—	(99)	225
Brand names	420	(270)	(14)	136	420	(270)	(14)	136	420	(270)	(14)	136

Finite-life intangible assets:
Customer relationships	1,609	(1,525)	—	84	1,609	(1,470)	—	139	1,609	(1,414)	—	195
Roaming agreements	524	(524)	—	—	524	(524)	—	—	523	(488)	—	35
Marketing agreements	10	(10)	—	—	10	(10)	—	—	10	(10)	—	—
Acquired program rights	263	(64)	(5)	194	289	(75)	(5)	209	332	(91)	(5)	236
Total intangible assets	9,755	(2,393)	(118)	7,244	9,597	(2,349)	(118)	7,130	9,634	(2,273)	(118)	7,243
Goodwill	4,126	—	(221)	3,905	4,126	—	(221)	3,905	4,126	—	(221)	3,905

Total intangible assets and goodwill	13,881	(2,393)	(339)	11,149	13,723	(2,349)	(339)	11,035	13,760	(2,273)	(339)	11,148

The tables below summarize the changes in the net carrying amounts of intangible assets and goodwill in 2017 and 2016.

(In millions of dollars)	December 31, 2016		December 31, 2017
	Net carrying amount	Net additions	Amortization [1]	Other [2]	Net carrying amount

Spectrum licences	6,416	184	—	—	6,600
Broadcast licences	230	11	—	(11)	230
Brand names	136	—	—	—	136
Customer relationships	139	—	(55)	—	84
	6,921	195	(55)	(11)	7,050
Acquired program rights	209	59	(64)	(10)	194
Total intangible assets	7,130	254	(119)	(21)	7,244
Goodwill	3,905	—	—	—	3,905

Total intangible assets and goodwill	11,035	254	(119)	(21)	11,149
1 Of the $119 million of total amortization, $64 million related to acquired program rights is included in other external purchases in operating costs (see note 6), and $55 million in depreciation and amortization on the Consolidated Statements of Income.
[2] Includes disposals, writedowns, reclassifications, and other adjustments.

(In millions of dollars)	December 31, 2015		December 31, 2016
	Net carrying amount	Net additions	Amortization [1]	Other [2]	Net carrying amount

Spectrum licences	6,416	—	—	—	6,416
Broadcast licences	225	—	—	5	230
Brand names	136	—	—	—	136
Customer relationships	195	—	(58)	2	139
Roaming agreements	35	—	(35)	—	—
	7,007	—	(93)	7	6,921
Acquired program rights	236	46	(71)	(2)	209
Total intangible assets	7,243	46	(164)	5	7,130
Goodwill	3,905	—	—	—	3,905

Total intangible assets and goodwill	11,148	46	(164)	5	11,035

[1]
Of the $164 million of total amortization, $71 million related to acquired program rights is included in other external purchases in operating costs (see note 6), and $93 million in depreciation and amortization on the Consolidated Statements of Income.

[2]	Includes disposals, writedowns, reclassifications, and other adjustments.

Schedule of cash-generating units
Below is an overview of the methods and key assumptions we used in 2017 to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,160	6,733	Value in use	5	0.5	7.9
Cable	1,379	—	Value in use	5	1.0	7.6
Media	937	241	Fair value less cost to sell	5	2.0	12.0